o 157 P-1
                        SUPPLEMENT DATED AUGUST 15, 2003
                              TO THE PROSPECTUS OF
                      FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
                             dated February 1, 2003

The prospectus is amended as follows:

I. Effective November 1, 2003, the fifth paragraph under "Main Investment Strategies" on page 3 will be replaced with the following:

 At least 65% of the Fund's total assets will be invested in securities rated AAA by Standard & Poor's Ratings Group (S&P) or Aaa by Moody's Investors Services (Moody's), respectively, or, if unrated, will be deemed to be of comparable quality by the manager. As to the remaining 35% of the Fund's assets, the portfolio securities will be rated at least BBB by S&P or Baa by Moody's, respectively, or, if unrated, will be deemed to be of comparable quality by the manager. In the event the rating of an issue is changed by the ratings service or the security goes into default, the Fund will consider that event in its evaluation of the overall investment merits of that security, but will not necessarily dispose of the security immediately. Please see Description of Ratings for a discussion of the ratings.

         Please keep this supplement for future reference






o 157 SA-1
                        SUPPLEMENT DATED AUGUST 15, 2003
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                      FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
                             dated February 1, 2003

The Statement of Additional Information is amended as follows:

I. Effective November 1, 2003, the fourth paragraph under "Investment, techniques, strategies and their risks" on page 3 will be replaced with the following:

 At least 65% of the Fund's total assets will be invested in securities rated AAA by Standard & Poor's Ratings Group (S&P) or Aaa by Moody's Investors Services (Moody's), respectively, or, if unrated, will be deemed to be of comparable quality by the manager. As to the remaining 35% of the Fund's assets, the portfolio securities will be rated at least BBB by S&P or Baa by Moody's, respectively, or, if unrated, will be deemed to be of comparable quality by the manager. In the event the rating of an issue is changed by the ratings service or the security goes into default, the Fund will consider that event in its evaluation of the overall investment merits of that security, but will not necessarily dispose of the security immediately. Please see Description of Ratings for a discussion of the ratings.

            Please keep this supplement for future reference